Long-Term Debt, Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Long-Term Debt [Abstract]
Long-term debt	$ 120,002
Less unamortized deferred financing costs	(697)	$ (822)
Total debt, net of deferred financing costs	119,305	127,675
Current [Abstract]
Less current portion of unamortized deferred finance costs	(226)	(242)
Current portion of long-term debt, net of deferred finance costs	15,786	16,746
Non-current [Abstract]
Less non-current portion of unamortized deferred finance costs	(471)	(580)
Non-current portion of long-term debt, net of deferred finance costs	103,519	110,929
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Long-term debt	18,792	20,663
Current [Abstract]
Current portion of long-term debt	3,739	3,740
Non-current [Abstract]
Non-current portion of long-term debt	15,053	16,923
Piraeus Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Long-term debt	63,060	67,584
Current [Abstract]
Current portion of long-term debt	8,073	9,048
Non-current [Abstract]
Non-current portion of long-term debt	54,987	58,536
Alpha Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Long-term debt	38,150	40,250
Current [Abstract]
Current portion of long-term debt	4,200	4,200
Non-current [Abstract]
Non-current portion of long-term debt	$ 33,950	$ 36,050